Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment [Line Items]
Short-term investments	$ 884,478	$ 1,198,918
Unrestricted
Investment [Line Items]
Short-term investments	868,719	1,175,254
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	15,759	23,664
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Interest earning demand and term deposits
Investment [Line Items]
Short-term investments	15,759	23,664
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	390,540	818,340
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	421,734	252,340
Maturing between six to twelve months | Unrestricted
Investment [Line Items]
Short-term investments	$ 56,445	$ 104,574